SHELTON CORE VALUE FUND

Portfolio of Investments (Unaudited)

11/30/2020

Security Description	Maturity Date	Shares	Value (Note 1)
Common Stock (106.96%)

Basic Materials (4.57%)
Dow Inc (a)		35,000	1,855,350
DuPont de Nemours Inc (a)		31,000	1,966,640
Linde PLC		3,167	812,082
Newmont Corp (a)		22,200	1,305,804
Sensient Technologies Corp (a)		8,500	609,620
Total Basic Materials			6,549,496

Communications (15.75%)
Alphabet Inc* - Class C		500	880,370
Alphabet Inc* - Class A		500	877,200
Amazon.com Inc* (a)		900	2,851,236
AT&T Inc		28,669	824,234
Cisco Systems Inc (a)		52,500	2,258,550
Comcast Corp (a)		65,000	3,265,600
Motorola Solutions Inc (a)		11,300	1,938,289
Netflix Inc* (a)		4,800	2,355,360
T-Mobile US Inc* (a)		15,600	2,073,864
Verizon Communications Inc		54,300	3,280,263
Walt Disney Co/The* (a)		13,300	1,968,533
Total Communications			22,573,499

Consumer, Cyclical (10.00%)
Amerityre Corp* (a)		20,000,000	846,000
Costco Wholesale Corp (a)		5,900	2,311,443
Dollar General Corp (a)		11,000	2,404,380
Domino's Pizza Inc (a)		5,000	1,962,850
Ford Motor Co		160,000	1,452,800
Home Depot Inc/The (a)		11,100	3,079,251
Target Corp		12,700	2,280,031
Total Consumer, Cyclical			14,336,755

Consumer, Non-Cyclical (19.98%)
Abbott Laboratories		12,810	1,386,298
AbbVie Inc		7,410	774,938
AmerisourceBergen Corp		7,912	815,806
Amgen Inc (a)		8,500	1,887,340
Bristol-Myers Squibb Co (a)		7,500	468,000
Cigna Corp (a)		12,200	2,551,508
Colgate-Palmolive Co		7,400	633,736
Conagra Brands Inc (a)		22,450	820,772
CVS Health Corp (a)		27,400	1,857,446
Edwards Lifesciences Corp* (a)		24,900	2,088,861
Gilead Sciences Inc (a)		15,600	946,452
Johnson & Johnson (a)		13,000	1,880,840
Merck & Co Inc		10,000	803,900
PayPal Holdings Inc* (a)		9,900	2,119,788
Pfizer Inc (a)		53,800	2,061,078
Quest Diagnostics Inc (a)		17,500	2,169,650
Sprouts Farmers Market Inc*		141,800	3,001,906
UnitedHealth Group Inc (a)		6,700	2,253,478
Viatris Inc* (a)		6,675	112,281
Total Consumer, Non-Cyclical			28,634,078

Energy (6.18%)
BP PLC		81,437	1,592,908
Chevron Corp		35,200	3,068,735
ConocoPhillips		19,648	777,275
Exxon Mobil Corp		50,500	1,925,565
Royal Dutch Shell PLC		20,000	676,800
Schlumberger NV		39,100	812,889
Total Energy			8,854,172

Financial (18.67%)
Banks (10.04%)
Bank of America Corp		90,000	2,534,400
Citigroup Inc		36,300	1,999,041
Goldman Sachs Group Inc/The		5,350	1,233,603
JPMorgan Chase & Co		28,020	3,302,998
Morgan Stanley		45,000	2,782,350
US Bancorp		10,000	432,100
Wells Fargo & Co		77,000	2,105,950
			14,390,442
Diversified Financial Service (4.90%)
Cboe Global Markets Inc (a)		20,000	1,826,400
Discover Financial Services (a)		24,000	1,828,080
Mastercard Inc (a)		10,000	3,365,100
			7,019,580
Insurance (0.00%)
Principal Financial Group Inc		50	2,490

Real Estate (3.73%)
American Tower Corp (a)		7,800	1,803,360
Equinix Inc (a)		2,900	2,023,591
Mid-America Apartment Communities Inc (a)		12,000	1,513,920
			5,340,871

Total Financial			26,753,383

Industrial (10.10%)
Atlas Corp (a)		25,000	283,000
Carrier Global Corp (a)		10,625	404,494
Caterpillar Inc		20,442	3,548,527
FedEx Corp (a)		7,100	2,034,718
Lockheed Martin Corp (a)		5,300	1,934,500
Masco Corp		30,000	1,610,100
Otis Worldwide Corp (a)		5,312	355,585
Raytheon Technologies Corp (a)		32,700	2,345,244
Union Pacific Corp (a)		9,600	1,959,168
Total Industrial			14,475,336

Technology (16.79%)
Adobe Inc* (a)		4,500	2,153,115
Apple Inc		40,700	4,845,335
Citrix Systems Inc (a)		15,500	1,920,760
Fiserv Inc* (a)		18,000	2,073,240
Hewlett Packard Enterprise Co		20,000	220,800
Intel Corp		33,500	1,619,725
Intuit Inc (a)		5,700	2,006,514
Microsoft Corp		17,733	3,796,103
Oracle Corp		42,430	2,449,060
Seagate Technology PLC		15,000	882,150
Take-Two Interactive Software Inc* (a)		11,600	2,093,916
Total Technology			24,060,718

Utilities (4.92%)
American Electric Power Co Inc (a)		1,200	101,868
American Water Works Co Inc (a)		14,900	2,285,362
Consolidated Edison Inc		16,200	1,235,250
Dominion Energy Inc (a)		24,400	1,915,156
Duke Energy Corp (a)		16,300	1,510,358
Total Utilities			7,047,994

Total Common Stock (Cost $138,097,694)			153,285,431

Right (0.01%)
Bristol-Myers SQ		7,500	8,850

United States Treasury Bills (7.81%)
0.08%, 01/14/21	01/14/2021	11,200,000	11,198,939
Total United States Treasury Bills (Cost $11,198,792)			11,198,939

Total Investments (Cost $149,313,736) (b) (114.78%)			164,493,220
Liabilities in Excess of Other Assets (-14.78%)			(21,177,022)
Net Assets (100.00%)			143,316,198

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for options contracts.

(b)	Aggregate cost for federal income tax purpose is $148,822,044.

At November 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	23,075,883
Unrealized depreciation	(7,290,823)
Net unrealized appreciation	15,785,060

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Written Call Options
	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	12/18/2020	(64)	113.00	723,200	(4,448)
AbbVie Inc	12/18/2020	(37)	108.00	399,600	(3,478)
Adobe Inc	12/18/2020	(20)	510.00	1,020,000	(12,200)
American Electric Power Co Inc	12/18/2020	(12)	87.50	105,000	(720)
American Tower Corp	12/18/2020	(20)	250.00	500,000	(600)
American Water Works Co Inc	12/18/2020	(149)	160.00	2,384,000	(12,963)
AmerisourceBergen Corp	12/18/2020	(40)	108.00	432,000	(4,200)
Amgen Inc	12/18/2020	(40)	235.00	940,000	(4,880)
Caterpillar Inc	12/18/2020	(30)	180.00	540,000	(5,850)
Chevron Corp	12/18/2020	(70)	90.00	630,000	(12,740)
Cigna Corp	12/18/2020	(122)	210.00	2,562,000	(70,760)
Citigroup Inc	12/18/2020	(40)	55.00	220,000	(7,440)
Citrix Systems Inc	12/18/2020	(50)	130.00	650,000	(5,100)
Colgate-Palmolive Co	12/18/2020	(37)	87.50	323,750	(1,258)
Comcast Corp	12/18/2020	(325)	47.50	1,543,750	(132,275)
Conagra Brands Inc	12/18/2020	(70)	38.00	266,000	(1,610)
Consolidated Edison Inc	12/18/2020	(162)	81.00	1,312,200	(2,835)
Costco Wholesale Corp	12/18/2020	(20)	390.00	780,000	(20,100)
CVS Health Corp	12/18/2020	(50)	70.00	350,000	(4,100)
Discover Financial Services	12/18/2020	(60)	80.00	480,000	(8,700)
Dollar General Corp	12/18/2020	(110)	220.00	2,420,000	(63,800)
Dominion Energy Inc	12/18/2020	(244)	82.50	2,013,000	(4,636)
Duke Energy Corp	12/18/2020	(163)	97.50	1,589,250	(4,890)
Edwards Lifesciences Corp	12/18/2020	(249)	90.00	2,241,000	(11,205)
Equinix Inc	12/18/2020	(10)	790.00	790,000	(2,500)
Fiserv Inc	12/18/2020	(30)	105.00	315,000	(29,610)
Gilead Sciences Inc	12/18/2020	(80)	62.50	500,000	(4,000)
Home Depot Inc/The	12/18/2020	(60)	290.00	1,740,000	(6,660)
Johnson & Johnson	12/18/2020	(65)	155.00	1,007,500	(1,495)
Linde PLC	12/18/2020	(31)	270.00	837,000	(4,030)
Masco Corp	12/18/2020	(150)	55.00	825,000	(9,750)
Merck & Co Inc	12/18/2020	(40)	82.50	330,000	(2,600)
Mid-America Apartment Communities Inc	12/18/2020	(120)	130.00	1,560,000	(6,000)
Netflix Inc	12/18/2020	(48)	500.00	2,400,000	(59,040)
Newmont Corp	12/18/2020	(60)	70.00	420,000	(480)
Pfizer Inc	12/18/2020	(538)	38.00	2,044,400	(83,390)
Quest Diagnostics Inc	12/18/2020	(175)	130.00	2,275,000	(19,250)
Seagate Technology PLC	12/18/2020	(50)	57.50	287,500	(13,500)
Sprouts Farmers Market Inc	12/18/2020	(400)	22.50	900,000	(8,000)
Take-Two Interactive Software Inc	12/18/2020	(55)	180.00	990,000	(32,175)
UnitedHealth Group Inc	12/18/2020	(67)	340.00	2,278,000	(36,850)
Total Written Call Options				43,924,150	(720,118)
Premiums Received $605,576